Operating Profit Disclosures - Summary of Auditor's Remuneration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration [abstract]
Audit fees	€ 19	€ 20	€ 19
Other audit-related assurance fees	1	1
Tax advisory services		1	1
Total	20	22	20
EY (network firms) [member]
Auditor's remuneration [abstract]
Audit fees	15	16	16
Other audit-related assurance fees	1	1
Tax advisory services		1	1
Total	16	18	17
Republic of Ireland [member] | EY Ireland (statutory auditor) [member]
Auditor's remuneration [abstract]
Audit fees	4	4	3
Total	€ 4	€ 4	€ 3